Common Stock (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Aug. 10, 2011	May 26, 2011	Jan. 18, 2011
Common Stock (Textual)
Common stock, shares authorized	100,000,000	200,000,000	100,000,000	100,000,000			100,000,000
Common stock shares, Subscription received						5,000,000	5,000,000
Common stock value, Subscription received					$ 25,000	$ 25,000	$ 25,000